Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended			2 Months Ended	6 Months Ended			12 Months Ended	0 Months Ended	6 Months Ended		1 Months Ended														3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended					2 Months Ended			1 Months Ended	2 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended				2 Months Ended	5 Months Ended	12 Months Ended	2 Months Ended	5 Months Ended	2 Months Ended	5 Months Ended	1 Months Ended					6 Months Ended		0 Months Ended	2 Months Ended	6 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Mar. 31, 2014	Jun. 30, 2014 Vote	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 Convertible Debt [Member]	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Feb. 29, 2012 Preferred Stock [Member]	Dec. 31, 2013 Common Stock Options [Member]	Jun. 30, 2013 Common Stock Options [Member] Director [Member]	Jun. 30, 2013 Common Stock Options [Member] Director [Member]	Dec. 31, 2013 Future Purchase Rights [Member]	Feb. 29, 2012 Series A Preferred Stock [Member]	Oct. 31, 2005 Series A Preferred Stock [Member]	May 31, 2004 Series A Preferred Stock [Member]	Oct. 31, 2005 Series A Preferred Stock [Member] Debt Principal [Member]	May 31, 2004 Series A Preferred Stock [Member] Debt Principal [Member]	Oct. 31, 2005 Series A Preferred Stock [Member] Accrued Interest [Member]	May 31, 2004 Series A Preferred Stock [Member] Accrued Interest [Member]	Feb. 29, 2012 Common Stock [Member]	Feb. 28, 2012 Common Stock [Member]	Sep. 30, 2007 Common Stock [Member]	Dec. 31, 2005 Common Stock [Member]	Feb. 29, 2012 Series B Preferred Stock [Member]	Dec. 31, 2005 Series B Preferred Stock [Member]	Dec. 31, 2005 Series B Preferred Stock [Member] Debt Principal [Member]	Dec. 31, 2005 Series B Preferred Stock [Member] Debt Principal [Member]	Dec. 31, 2005 Series B Preferred Stock [Member] Accrued Interest [Member]	Dec. 31, 2005 Series B Preferred Stock [Member] Accrued Interest [Member]	Feb. 29, 2012 Series C Preferred Stock [Member]	Sep. 30, 2007 Series C Preferred Stock [Member]	Sep. 30, 2007 Series C Preferred Stock [Member] Debt Principal [Member]	Sep. 30, 2007 Series C Preferred Stock [Member] Accrued Interest [Member]	Feb. 29, 2012 Series D Preferred Stock [Member]	Jun. 30, 2011 Series D Preferred Stock [Member]	Jun. 30, 2011 Series D Preferred Stock [Member] Debt Discount [Member]	Jun. 30, 2011 Series D Preferred Stock [Member] Interest Expense [Member]	May 31, 2011 Series D Preferred Stock [Member] Debt Principal [Member]	Jun. 30, 2011 Series D Preferred Stock [Member] Debt Principal [Member]	May 31, 2011 Series D Preferred Stock [Member] Accrued Interest [Member]	Jun. 30, 2011 Series D Preferred Stock [Member] Accrued Interest [Member]	Feb. 28, 2014 Redeemable Convertible Preferred Stock (Senior) [Member]	Jun. 30, 2013 Redeemable Convertible Preferred Stock (Senior) [Member]	May 31, 2013 Redeemable Convertible Preferred Stock (Senior) [Member]	Feb. 28, 2013 Redeemable Convertible Preferred Stock (Senior) [Member]	Oct. 31, 2012 Redeemable Convertible Preferred Stock (Senior) [Member]	Sep. 30, 2012 Redeemable Convertible Preferred Stock (Senior) [Member]	Dec. 31, 2013 Redeemable Convertible Preferred Stock (Senior) [Member]	Oct. 31, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Debt Principal [Member]	Sep. 30, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Debt Principal [Member]	Oct. 31, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Accrued Interest [Member]	Sep. 30, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Accrued Interest [Member]	Dec. 31, 2013 Redeemable Convertible Preferred Stock (Senior) [Member] December 2013 Amendment [Member]	Apr. 30, 2014 Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member]	Jan. 31, 2014 Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member]	Sep. 30, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member]	Jan. 31, 2014 Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member] Private Placement [Member]	Jun. 30, 2014 Redeemable Convertible Preferred Stock (Senior) [Member] Future Purchase Rights [Member]	Jun. 30, 2014 Senior Convertible Preferred Stock [Member]	Feb. 29, 2012 Nonredeemable Convertible Preferred Stock [Member]	Feb. 29, 2012 Nonredeemable Convertible Preferred Stock [Member]	Jun. 30, 2014 Junior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued																			688																											241,016	3,830,050	158,150	305,571	2,606,250							2,400,000	10,767,007	555,000		1,500,000			3,501,400
Proceed from issuance of redeemable convertible preferred stock																			$ 2,300,000										$ 8,600,000						$ 27,900,000				$ 6,000,000							$ 1,900,000	$ 30,600,000	$ 1,200,000	$ 2,300,000	$ 19,800,000							$ 19,100,000		$ 4,300,000		$ 12,000,000
Issuance costs																			60,000										317,000						210,000				134,000							35,000	90,000	28,000	134,000	240,000							102,000		135,000		31,000		727,000		40,000	31,000
Debt conversion, shares issued																		877	298																															911,949	911,949
Debt conversion, amount																				645,000	1,000,000	124,000	14,000							1,900,000	1,900,000	71,000	71,000			5,200,000	262,000					16,200,000	16,200,000	1,200,000	1,200,000								7,200,000	7,200,000	146,000	146,000
Shares issued upon conversion of convertible securities																								22,686	253,979	136,055	45,350
Preferred stock, shares issued																													5,994						18,800				69,462
Warrant issued, number of preferred stock purchasable																													1.152						1
Warrants issued, total number of stock purchasable																									240,615	9,922	1,771													18,034	47,773
Total number of warrant issued									47,773																														65,807
Fair value of warrants																																								3,200,000	8,700,000
Fair value of preferred stock warrant liabilities																																							11,900,000
Preferred stock conversion ratio	0.0029411																14.72155											7.80410						10.11410				3.65637
Reclassification of aggregate value of preferred stock to stockholders' (deficit) equity				89,163,000		(44,657,000)	(7,632,000)	(54,853,000)				54,700,000
Convertible preferred stock, terms of conversion		In conjunction with the junior preferred stock financing, the previously issued Series A, Series B, Series C, and Series D preferred stock converted into shares of common stock at the following conversion ratios: Series A: 14.72155 for 1; Series B: 7.8041 for 1; Series C: 10.1141 for 1; and Series D: 3.65637 for 1.
Proceeds from issuance of preferred stock, gross																																																																1,500,000
Convertible preferred stock, price per share																																																												$ 8.00	$ 8.00	$ 8.00		$ 0.43
Proceeds from issuance of preferred stock, net of issuance costs																																																																	1,300,000
Junior convertible preferred stock converted into common stock			All the outstanding shares of our senior redeemable convertible preferred stock were converted into common stock on a one-to-one basis																																																															One-to-one basis
Preferred stock, authorized				20,000,000		25,000,000	19,000,000																																																					14,765,632
Preferred stock shares subject to future purchase right																																																										3,998,625
Discounts and commissions																																																															3,800,000
Estimated fair value of shares																1,300,000
Aggregate conversion amount of preferred stock				878,000											264,000																																					705,000
Deemed dividend				$ 905,000	$ 11,000	$ 50,000							$ 14,000
Aggregate common stock options granted to stock														86,917
Aggregate common stock options granted to stock, value per share				$ 7.05	$ 4.92	$ 5.53	$ 0.47							$ 4.91
Shares authorized				150,000,000
Common stock, shares authorized				130,000,000		29,250,000	24,000,000
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting right				1
Minimum percentage of affirmative vote consent of shareholders				75.00%
Weighted-average exercise per share				$ 95.21
Common stock warrants expiration period										Feb. 29, 2016	Sep. 30, 2019